Cover		9 Months Ended
	Oct. 26, 2026	Sep. 30, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Public Storage
Entity Incorporation, State or Country Code	MD
Entity File Number	001-33519
Entity Tax Identification Number	93-2834996
Entity Address, Address Line One	2811 Internet Boulevard
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	469
Local Phone Number	649-9486
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001393311
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Common Shares, $0.10 par value
Trading Symbol		PSA
Security Exchange Name		NYSE
Series F Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 5.150% Cum Pref Share, Series F, $0.01 par value
Trading Symbol		PSAPrF
Security Exchange Name		NYSE
Series G Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 5.050% Cum Pref Share, Series G, $0.01 par value
Trading Symbol		PSAPrG
Security Exchange Name		NYSE
Series H Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 5.600% Cum Pref Share, Series H, $0.01 par value
Trading Symbol		PSAPrH
Security Exchange Name		NYSE
Series I Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Share, Series I, $0.01 par value
Trading Symbol		PSAPrI
Security Exchange Name		NYSE
Series J Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.700% Cum Pref Share, Series J, $0.01 par value
Trading Symbol		PSAPrJ
Security Exchange Name		NYSE
Series K Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.750% Cum Pref Share, Series K, $0.01 par value
Trading Symbol		PSAPrK
Security Exchange Name		NYSE
Series L Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.625% Cum Pref Share, Series L, $0.01 par value
Trading Symbol		PSAPrL
Security Exchange Name		NYSE
Series M Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.125% Cum Pref Share, Series M, $0.01 par value
Trading Symbol		PSAPrM
Security Exchange Name		NYSE
Series N Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 3.875% Cum Pref Share, Series N, $0.01 par value
Trading Symbol		PSAPrN
Security Exchange Name		NYSE
Series O Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 3.900% Cum Pref Share, Series O, $0.01 par value
Trading Symbol		PSAPrO
Security Exchange Name		NYSE
Series P Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series P, $0.01 par value
Trading Symbol		PSAPrP
Security Exchange Name		NYSE
Series Q Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 3.950% Cum Pref Share, Series Q, $0.01 par value
Trading Symbol		PSAPrQ
Security Exchange Name		NYSE
Series R Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.000% Cum Pref Share, Series R, $0.01 par value
Trading Symbol		PSAPrR
Security Exchange Name		NYSE
Series S Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security		Depositary Shares Each Representing 1/1,000 of a 4.100% Cum Pref Share, Series S, $0.01 par value
Trading Symbol		PSAPrS
Security Exchange Name		NYSE
Guarantee Notes Due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security		Guarantee of 0.875% Senior Notes due 2032 issued by Public Storage Operating Company
Trading Symbol		PSA/32
Security Exchange Name		NYSE
Guarantee Notes Due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security		Guarantee of 0.500% Senior Notes due 2030 issued by Public Storage Operating Company
Trading Symbol		PSA/30
Security Exchange Name		NYSE
Guarantee Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security		Guarantee of 3.500% Senior Notes due 2034 issued by Public Storage Operating Company
Trading Symbol		PSA/34
Security Exchange Name		NYSE
Series T Cumulative Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		6.000% Cumulative Preferred Shares, Series T, $0.01 par value
Trading Symbol		PSAPrT
Security Exchange Name		NYSE
Series U Cumulative Preferred Stock
Document Information [Line Items]
Title of 12(b) Security		6.000% Cumulative Preferred Shares, Series U, $0.01 par value
Trading Symbol		PSAPrU
Security Exchange Name		NYSE